INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
17.	INCOME TAXES
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2021	2020	2019
Macau operations	$(456,089)	$(772,988)	$665,591
Hong Kong operations	(434,618)	(342,715)	(72,676)
Philippine operations	(51,436)	(102,990)	61,768
Cyprus operations	(13,454)	(11,190)	16,432
Other jurisdictions operations	2,018	(227,644)	(268,548)

(Loss) income before income tax	$(953,579)	$(1,457,527)	$402,567

The income tax expense (credit) consisted of:

	Year Ended December 31,
	2021	2020	2019
Income tax expense - current:
Macau Complementary Tax	$172	$6,402	$1,130
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,367	2,345
Hong Kong Profits Tax	48	38	64
Philippine Corporate Income Tax	1	59	5
Philippine withholding tax on dividends	2,937	—	—
Cyprus Corporate Income Tax	188	—	1,699
Income tax in other jurisdictions	323	2,182	1,867

Sub-total	6,028	11,048	7,110

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(874)	(544)	38
Hong Kong Profits Tax	18	(2)	(3)
Philippine Corporate Income Tax	(62)	(5)	(1)
Cyprus Corporate Income Tax	—	58	—
Income tax in other jurisdictions	14	482	326

Sub-total	(904)	(11)	360

Income tax (credit) expense - deferred:
Macau Complementary Tax	(4,535)	(9,762)	(900)
Hong Kong Profits Tax	2,493	(26)	(341)
Philippine Corporate Income Tax	209	(3,774)	2,283
Cyprus Corporate Income Tax	—	(64)	(606)
Income tax in other jurisdictions	(406)	(324)	433

Sub-total	(2,239)	(13,950)	869

Total income tax expense (credit)	$2,885	$(2,913)	$8,339

A reconciliation of the income tax expense (credit) from (loss) income before income
tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
(Loss) income before income tax	$(953,579)	$(1,457,527)	$402,567
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(114,429)	(174,903)	48,308
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,367	2,345
Effect of different tax rates of subsidiaries operating in other jurisdictions	(31,653)	(36,938)	2,178
(Over) under provision in prior years	(904)	(11)	360
Effect of income for which no income tax expense is payable	(6,308)	(8,171)	(9,763)
Effect of expenses for which no income tax benefit is receivable	101,111	107,037	54,856
Effect of profits generated by gaming operations exempted	(10,851)	—	(165,947)
Effect of tax losses that cannot be carried forward	6,742	32,605	—
Changes in valuation allowances	(13,360)	32,166	30,473
Change in income tax rate	16,521	—	—
Expired tax losses	53,657	42,935	45,529

Income tax expense (credit)	$2,885	$(2,913)	$8,339

Melco and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, while Melco is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2021, 2020 and 2019.
Macau Complementary Tax, Hong Kong Profits Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 12.5% and the respective tax rates in other jurisdictions, on the estimated taxable income earned in or derived from the respective jurisdictions, during the years ended December 31, 2021, 2020 and 2019, if applicable.
On March 26, 2021, the Corporate Recovery and Tax Incentives for Enterprises (“CREATE”) was signed by President Duterte of the Philippines as Republic Act (RA) No. 11534 and took effect on April 11, 2021. CREATE reduced the minimum corporate income tax in the Philippines from
2% to 1% starting July 1, 2020 until June 30, 2023 and the corporate income tax rate in the Philippines from 30% to 25% starting July 1, 2020.
Pursuant to the approval notice issued by the Macau government in September 2016, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations for an additional five years from 2017 to 2021. One of Melco’s subsidiaries in Macau was also exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau for an additional five years from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax pursuant to a notice issued by the Macau government in January 2017. The exemption coincides with Melco Resorts Macau’s exemption from Macau Complementary Tax. Pursuant to Dispatch of the Macau Chief Executive dated February 17, 2022, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming revenues for the period from January 1, 2022 to June 26, 2022. Such subsidiary has applied for the extension of the Macau Complementary Tax exemption for the same period in 2022 and the application is currently pending approval by the Macau government. The non-gaming
profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. Melco Resorts Macau’s non-gaming
profits also remain subject to Macau Complementary Tax and Melco Resorts Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.
The gaming operations of Melco Resorts Leisure, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, pursuant to the PAGCOR charter and are subject to license fees which are inclusive of the 5% franchise tax payable to PAGCOR based on gross gaming revenue in the Philippines, in lieu of all other taxes.
During the year ended December 31, 2021, Melco Resorts Macau and Melco’s subsidiary in Macau did not have any profits generated by gaming operations exempted from Macau Complementary Tax, while had Melco Resorts Leisure not received the income tax exemption on profits generated by gaming operations in the Philippines, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2021 would have been increased by $10,688
,
and diluted loss per share would have been increased by $0.007 per share. During the year ended December 31, 2020, Melco Resorts Macau, Melco Resorts Leisure and Melco’s subsidiary in Macau did not have any profits generated by gaming operations exempted from Macau Complementary Tax and Philippine Corporate Income Tax. During the year ended December 31, 2019, had Melco Resorts Macau, Melco Resorts Leisure and Melco’s subsidiary in Macau not received the income tax exemption on profits generated by gaming operations in Macau and the Philippines, the Company’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2019 would have been reduced by
$145,617, and diluted earnings per share would have been reduced by $0.101 per share.
In August 2017, Melco Resorts Macau received an extension of the agreement with the Macau government for an additional five years applicable to tax years 2017 through 2021, in which the extension agreement provides for an annual payment of MO
P
18,900,000 (equivalent to $2,359) as
payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Resorts Macau on dividend distributions from gaming profits. Such annual payment is required regardless of whether dividends are actually distributed or whether Melco Resorts Macau has distributable profits in the relevant year. Melco Resorts Macau has applied for an extension of such arrangement from January 1, 2022 to June 26, 2022 at an amount to be set by the Macau government.
The effective tax rates for the years ended December 31, 2021, 2020 and 2019 were (0.30)%, 0.20% and 2.07%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12
%,
where the Company’s majority operations are located, primarily due to the effect of expired tax losses, the effect of changes in valuation allowances, the effect of expenses for which no income tax benefit is receivable, the effect of income for which no income tax expense is payable and the effect of different tax rates of subsidiaries operating in other jurisdictions for the relevant years together with the effect of profits generated by gaming operations being exempted from Philippine Corporate Income Tax, the effect of tax losses that cannot be carried forward and the effect of change in income tax rate for the year ended
December 31, 2021; the effect of tax losses that cannot be carried forward for the year ended December 31, 2020 and the effect of profits generated by gaming operations being exempted from Macau Complementary Tax and Philippine Corporate Income Tax for the year ended December 31, 2019.
The net deferred tax liabilities as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Deferred tax assets
Net operating losses carried forward	$190,779	$220,287
Depreciation and amortization	70,110	64,588
Lease liabilities	48,887	48,184
Others	4,159	4,974

Sub-total	313,935	338,033

Valuation allowances	(267,316)	(284,656)

Total deferred tax assets	46,619	53,377

Deferred tax liabilities
Right-of-use assets	(25,817)	(28,942)
Land use rights	(45,963)	(47,690)
Intangible assets	(505)	(508)
Unrealized capital allowances	(5,141)	(7,553)
Others	(6,194)	(8,260)

Total deferred tax liabilities	(83,620)	(92,953)

Deferred tax liabilities, net	$(37,001)	$(39,576)

As of December 31, 2021 and 2020, valuation allowances of $267,316 and $284,656 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2021, adjusted operating tax losses carried forward of $80,034 have no expiry date and the remaining tax losses amounting to $1,238,220 will expire by 2022 through 2031. Adjusted operating tax losses carried forward of
 $347,744 expired during the year ended December 31, 2021.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Aggregate undistributed earnings of certain
 of
Melco’s foreign subsidiaries available for distribution to Melco of approximately $846,735 and $893,024 as at December 31, 2021 and 2020, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Melco would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $101,608 and $107,162 as at December 31, 2021 and 2020, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2021	2020	2019
At beginning of year	$15,132	$7,504	$4,929
Additions based on tax positions related to current year	2,028	8,057	2,575
Reductions due to expiry of the statute of limitations	(818)	(429)	—

At end of year	$16,342	$15,132	$7,504

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $16,342 and $15,132 as of December 31, 2021 and 2020, respectively.
As of December 31, 2021 and 2020, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Melco and its subsidiaries’ major tax jurisdictions are Hong Kong, Macau, the Philippines and Cyprus. Income tax returns of Melco and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines and Cyprus until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines and Cyprus are five years, six years, three years and six years, respectively.